Employee Benefit Plans, Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee benefits
Description of defined contribution plan	TDS sponsors a qualified noncontributory defined contribution pension plan. The plan provides benefits for certain employees of TDS Corporate, TDS Telecom and U.S. Cellular. Under this plan, pension costs are calculated separately for each participant and are funded annually. Total pension costs were $16 million, $17 million and $16 million in 2017, 2016 and 2015, respectively. In addition, TDS sponsors a defined contribution retirement savings plan (401(k)) plan. Total costs incurred from TDS’ contributions to the 401(k) plan were $27 million in 2017 and 2016, and $26 million in 2015.
Change in plan assets
Fair value of plan assets at end of year	$ 59	$ 52
Funded status	14	13
Change in benefit obligation
Benefit obligation at end of year	45	39
Pension
Employee benefits
Defined contribution cost	16	17	$ 16
401(k)
Employee benefits
Defined contribution cost	$ 27	$ 27	$ 26